EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Continuing operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from continuing operations	$ 4,002,967	$ 4,041,190	$ 3,481,804
Less: participation of non- controlling interests	(2,114,072)	(1,862,010)	(1,922,623)
Net income attributable to owners of the parent	1,888,895	2,179,180	1,559,181
Less: Allocation of undistributed earnings to preferred stockholders, basic	(602,519)	(699,504)	(500,007)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(602,519)	(699,504)	(500,007)
Net Income allocated to common shareholders for basic EPS	1,286,376	1,479,676	1,059,174
Net Income allocated to common shareholders for diluted EPS	$ 1,286,376	$ 1,479,676	$ 1,059,174
Weighted average number of common shares outstanding used in basic EPS calculation	15,760,496,801	15,128,947,661	15,135,829,538
Basic earnings per share to common shareholders (in Colombian pesos)	$ 81.62	$ 97.80	$ 69.98
Diluted earnings per share to common shareholders (in Colombian pesos)	81.62	97.80	69.98
Basic earnings per ADS (in Colombian pesos)	1,632.41	1,956.09	1,399.56
Diluted earnings per ADS (in Colombian pesos)	$ 1,632.41	$ 1,956.09	$ 1,399.56
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,142,465,372	22,281,017,159	22,281,017,159